Schedule I—Condensed Financial Information of the Company - Schedule of Statements of Income and Comprehensive Income (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Statements of Income and Comprehensive Income [Line Items]
General and administrative expenses	¥ (30,462)	$ (4,356)	¥ (34,232)	¥ (11,018)
Selling expenses	9,800	1,401	(11,927)	(13,627)
Interest income	71	10	353	1,201
Others, net	(50,403)	(7,208)	13,028	17,009
Equity in earnings of subsidiaries and an affiliate	(2,204,392)	(315,224)	487,738	286,912
Net income attributable to the Company’s shareholders	(2,275,386)	(325,377)	454,960	280,477
Foreign currency translation adjustments	(19,985)	(2,858)	1,688	2,249
Unrealized net gain (loss) on available-for-sale investments	(33,562)	(4,799)	(11,418)	2,458
Comprehensive income(loss) attributable to the Company’s shareholders	¥ (2,328,933)	$ (333,034)	¥ 445,230	¥ 285,184